Leases (Narrative) (Details) - lease	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Number of operating ground leases	6		3
Number of operating ground leases without corresponding operating lease liabilities	3
Operating lease, weighted average remaining lease term	78 years 1 month 6 days		52 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease, weighted average incremental borrowing rate, percent		5.60%
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease, weighted average incremental borrowing rate, percent		6.60%